Trade and Other Receivables, net - Receivables Sold (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€) agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)
Agreements to sell receivables
Number of agreements entered for sale of accounts receivable | agreement	2
Italy
Agreements to sell receivables
Receivables sold and derecognized	€ 240,169	$ 261,473	€ 157,621	$ 191,367
Italy | Scratch & Win
Agreements to sell receivables
Duration of agreement	3 years
Maximum accounts receivable subject to agreement	€ 300,000
Receivables sold and derecognized	€ 179,904	195,862	116,023	140,863
Italy | Commercial Services
Agreements to sell receivables
Duration of agreement	5 years
Maximum accounts receivable subject to agreement	€ 150,000
Receivables sold and derecognized	€ 60,265	$ 65,611	€ 41,598	$ 50,504